Other Assets	12 Months Ended
Dec. 31, 2018
Statement Of Financial Position [Abstract]
Other Assets

9.    OTHER ASSETS

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Long-term time deposits	–	60,000,000	8,726,638
Acquisition deposits	–	18,120,615	2,635,534
Rental deposit	5,065,000	5,065,000	736,674
Others	676,301	2,515,908	365,922
Total .	5,741,301	85,701,523	12,464,768